Equity accounted investments (Tables)	12 Months Ended
Jun. 30, 2022
Equity accounted investments.
Schedule of interest in equity accounted investments and total carrying values

	Country of		Interest	2022	2021
Name	incorporation	Nature of activities	%	Rm	Rm
Joint ventures
ORYX GTL Limited	Qatar	GTL plant	49	8 920	9 329
Sasol Dyno Nobel (Pty) Ltd	South Africa	Manufacturing and distribution of explosives	50	267	260
Associates
Enaex Africa (Pty) Ltd	South Africa	Manufacturing and distribution of explosives	23	309	295
The Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)¹	South Africa	Owning and operating of the natural gas transmission pipeline between Temane in Mozambique and Secunda in South Africa for the transportation of natural gas produced in Mozambique to markets in Mozambique and South Africa	20	2 753	—
Other equity accounted investments			Various	435	258
Carrying value of investments				12 684	10 142
1	Effective 29 June 2022 Sasol disposed of 30% of its shareholding in ROMPCO. The group retains 20% shareholding and the ability to appoint 4 of the 14 directors. Accordingly, the investment in ROMPCO is accounted for as an associate from the disposal date.

Summarised financial information for the group's share of equity accounted investments which are not material

	2022	2021
for the year ended 30 June	Rm	Rm
Operating profit	114	128
Profit before tax	159	140
Taxation	(50)	(45)
Profit for the year	109	95
*	The financial information provided represents the group’s share of the results of the equity accounted investments.

Schedule of capital commitments relating to equity accounted investments

	2022	2021
Capital commitments relating to equity accounted investments	Rm	Rm

Capital commitments, excluding capitalised interest, include all projects for which specific board approval has been obtained up to the reporting date. Projects still under investigation for which specific board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	688	622
Authorised but not yet contracted for	884	713
Less: expenditure to the end of year	(562)	(348)
	1 010	987

Summarised financial information for the group's material joint ventures

Joint venture
ORYX GTL Limited
	2022	2021
for the year ended 30 June	Rm	Rm
Summarised statement of financial position
Non-current assets	13 723	13 149
Deferred tax asset	292	212
Cash and cash equivalents*	4 208	2 682
Other current assets	7 775	5 307
Total assets	25 998	21 350
Other non-current liabilities	704	742
Other current liabilities	4 594	1 178
Tax payable	2 496	391
Total liabilities	7 794	2 311
Net assets	18 204	19 039
Summarised income statement
Turnover	16 620	8 538
Depreciation and amortisation	(1 625)	(1 759)
Other operating expenses	(5 497)	(4 513)
Operating profit before interest and tax	9 498	2 266
Finance income	33	6
Finance cost	(42)	(48)
Profit before tax	9 489	2 224
Taxation	(3 329)	(758)
Profit and total comprehensive income for the year	6 160	1 466
The group’s share of profits of equity accounted investment	3 019	719
49% share of profit before tax	4 650	1 090
Taxation	(1 631)	(371)

Reconciliation of summarised financial information
Net assets at the beginning of the year	19 039	21 452
Earnings before tax for the year	9 489	2 224
Taxation	(3 329)	(758)
Foreign exchange differences	2 438	(3 879)
Dividends paid**	(9 433)	—
Net assets at the end of the year	18 204	19 039
Carrying value of equity accounted investment	8 920	9 329

*Cash and cash equivalents was disclosed separately from other current assets in the current and prior year.

**ORYX GTL Limited declared a dividend of R4,6 billion (Sasol’s share) of which R3 billion has been received at 30 June 2022. Refer to note 25.

Summarised financial information for the group's material associates

	Associate
	The Republic of
	Mozambique Pipeline
	Investment Company
	(Pty) Ltd (ROMPCO)
	2022	2021
for the year ended 30 June	Rm	Rm
Summarised statement of financial position
Non-current assets[1]	5 770	—
Cash and cash equivalents	1 056	—
Other current assets	373	—
Total assets	7 199	—
Other non-current liabilities	812	—
Other current liabilities	125	—
Tax payable	51	—
Total liabilities	988	—
Net assets	6 211	—
Carrying value of equity accounted investment	2 753	—

1 Includes fair value adjustment on acquisition of investment.